CONDENSED CONSOLIDATED OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flow from operating activities:
Net income	$ (3,529)	$ (4,339)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	1,597	1,359
Provision for loan losses	1,150	750
Gain on sale of premises and equipment and other real estate, net	(122)	(17)
Writedown of other real estate	85	0
Deferred income tax benefit	(859)	(384)
Income from equity-method investments, net	16	(323)
(Loss) on calls of securities, net	6	1
Net gain on sale of mortgage loans	(599)	(370)
Originations of loans held for sale	(51,160)	(35,031)
Proceeds from sale of loans held for sale	47,679	45,267
(Increase) decrease in other assets	(723)	(864)
Increase (decrease) in all other liabilities	944	(482)
Net cash provided by operating activities	1,543	14,245
Securities available-for-sale:
Proceeds from maturities and calls	18,465	6,865
Purchases	(11,929)	(7,869)
Securities held to maturity:
Proceeds from maturities and calls	6,208	4,523
Purchases	(4,828)	(9,154)
Loan principal collections in excess of originations, net	(65,470)	23,285
Purchase of premises and equipment, net	(578)	(636)
Purchases of FRB and FHLB stock, net	0	(102)
Investment in equity-method investments	(209)	(3)
Proceeds from sale of other real estate	1,505	455
Net cash provided (used) by investing activities	(56,836)	17,364
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net increase in demand, savings and money market deposits	40,015	62,774
Net decrease in time deposits	(3,100)	(13,204)
Principal repayments of term borrowings	0	(330)
Proceeds from sale of treasury stock	0	0
Payments to acquire treasury stock	0	(19)
Proceeds from issuance of treasury stock under stock option plan	0	0
Tax benefit from stock option exercise	0	0
Change in Noncontrolling Interests, net	42	0
Dividends paid	(2,831)	(2,691)
Net cash provided by financing activities	34,126	46,530
Net increase in cash and cash equivalents	(21,167)	78,139
Cash and cash equivalents - beginning of period	126,740	138,229
Cash and cash equivalents - end of period	105,573	216,368
Supplemental Cash Flow Information [Abstract]
Interest paid	2,213	3,567
Income taxes paid	151	208
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Real estate acquired in settlement of loans	$ 558	$ 0